Customer accounts and amounts due to banks	3 Months Ended
Mar. 31, 2020
Customer accounts and amounts due to banks
Customer accounts and amounts due to banks

11.Customer accounts and amounts due to banks

As of March 31, 2020 and December 31, 2019, customer accounts and amounts due to banks consisted of the following:

	As of	As of
	December 31,	March 31,
	2019	2020
Individuals’ current/demand accounts	11,553	6,346
Legal entities’ current/demand accounts	4,599	3,829
Term deposits	3,251	2,149
Due to banks	2,560	1,314
Total customer accounts and amounts due to banks	21,963	13,638
Including long-term deposits	444	438

Customer accounts and amounts due to banks bear interest of up to 5% (2019 - 6%).